Loans and borrowings - Additional Information (Details) $ / shares in Units, $ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2023 COP ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Loans and borrowings
Repayment of loans and borrowings				$ 21,659,669		$ 16,409,494	$ 11,267,540
Proceeds from borrowings				34,035,090		16,844,029	24,666,792
Fair value of loans and borrowings				104,223,267		106,509,947
Proceeds obtained from loans and borrowings				34,035,090
Interest payments				6,580,746		5,492,251	$ 3,333,555
ISA and its Companies
Loans and borrowings
Estimated value of the current guarantees				20,607,822		23,670,968
Chile | ISA and its Companies
Loans and borrowings
Estimated value of the current guarantees				14,899,609		17,676,320
Brazil | ISA and its Companies
Loans and borrowings
Estimated value of the current guarantees				3,029,213		3,315,648
Colombia | ISA and its Companies
Loans and borrowings
Estimated value of the current guarantees				$ 2,679,000		$ 2,679,000
Hedge of a net investment in a foreign operation
Loans and borrowings
Amount in which the company expanded the hedge of a net investment in a foreign operation								$ 10,270	$ 8,940
Cash flow hedging
Loans and borrowings
Amount in which the company expanded the hedge of a net investment in a foreign operation								6,265	5,572
Local Borrowings | Hedge of a net investment in a foreign operation
Loans and borrowings
Amount in which the company expanded the hedge of a net investment in a foreign operation								$ 16,535	$ 14,512
Commercial and syndicate loans | Local currency
Loans and borrowings
Borrowings, interest rate				12.90%		11.50%		12.90%	11.50%
Commercial and syndicate loans | Foreign currency
Loans and borrowings
Borrowings, interest rate				7.20%		4.60%		7.20%	4.60%
Commercial Loan Maturity June 2028 | Local currency
Loans and borrowings
Proceeds from borrowings					$ 400
Commercial Loan Maturity June 2028 | IBR 6M rate | Local currency
Loans and borrowings
Spread on variable rate				4.90%				4.90%
Long Term Syndicated Loan | Local currency
Loans and borrowings
Proceeds from borrowings	$ 800
Bonds | Local currency
Loans and borrowings
Borrowings, interest rate				12.40%		9.80%		12.40%	9.80%
Bonds | Foreign currency
Loans and borrowings
Decrease In Exchange Rate Of Colombian Pesos Per Dollar | $ / shares				$ 988.15
Borrowings, interest rate				6.40%		6.00%		6.40%	6.00%
Proceeds from borrowings			$ 300
Bonds With Coupon Rate 8.88 Percent | Foreign currency
Loans and borrowings
Borrowings, interest rate			8.88%
Proceeds from borrowings			$ 2,000
Ifrs Debt Instrument, Term			10 years
Bonds With Coupon Rate 8.63 Percent | Foreign currency
Loans and borrowings
Borrowings, interest rate		8.63%
Proceeds from borrowings		$ 1,200
Ifrs Debt Instrument, Term		5 years 6 months
Ecopetrol S.A
Loans and borrowings
Repayment of loans and borrowings				$ 16,926,267
Proceeds obtained from loans and borrowings				27,264,517
Interest payments				4,242,746
Interconexion Electrica S.A. E.S.P
Loans and borrowings
Repayment of loans and borrowings				3,937,765
Proceeds obtained from loans and borrowings				6,143,079
Interest payments				2,162,537
Ocensa S.A
Loans and borrowings
Repayment of loans and borrowings				$ 454,009